Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expenses
Personnel expenses	$ 303,033	$ 234,740	$ 164,646
Marketing services	202,146	115,950	59,968
Professional fees	108,820	62,620	42,707
Supervisory board	8,362	6,912	12,958
Depreciation and amortization	2,366	2,211	2,126
IT expenses	20,408	17,431	8,977
Other expenses	66,770	32,268	16,263
Total Selling, general and administrative expenses	$ 711,905	$ 472,132	$ 307,644